Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017
Financial instruments fair value gains
Fair value movements on equity investments	$ 38	$ 156
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period		5,534	$ 5,457
Settlements		(151)	(260)
Revaluations		38	(71)
Discount unwind		208	205
Contingent liabilities recognised in business combination	5,629	5,534	$ 5,457	$ 5,331
Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period		4,477
Settlements		(151)
Discount unwind		168
Contingent liabilities recognised in business combination	4,494	4,477
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period		1,057
Revaluations		38
Discount unwind		40
Contingent liabilities recognised in business combination	1,135	1,057
Interest-Bearing Loans and Borrowings
Financial instruments fair value gains
Total carrying value	19,667
Fair value	20,346
Other Investments
Financial instruments fair value gains
Fair value	1,866
Loans
Financial instruments fair value gains
Fair value	1,287
Derivatives
Financial instruments fair value gains
Fair value	$ 465
Level 3
Financial instruments fair value gains
Fair value movements on equity investments		$ 71